Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 04, 2014
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000029292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2014
Prospectus Date	rr_ProspectusDate	Feb. 04, 2014